Employee benefit expenses	12 Months Ended
Dec. 31, 2025
Employee benefit expenses [Abstract]
Employee benefit expenses
7	Employee benefit expenses

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Wages and salaries	198,988	218,098	213,721
Share-based compensation expenses	7,514	—	—
Expire of convertible note	—	1,817	—
Pension costs - defined contribution plans	10,616	14,657	18,941
Other staff welfare expenses	4,853	4,008	4,354
	221,971	238,580	237,016